SCHEDULE OF STOCK WARRANTS (Details)	Dec. 31, 2024 $ / shares shares
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Warrants outstanding, number of warrants	3,951,634
Warrants exercisable, exercisable number of warrants	3,951,634
Exercise Price One [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Warrants outstanding, exercise price | $ / shares	$ 2.43
Warrants outstanding, number of warrants	2,513,686
Warrants exercisable, weighted average remaining life in years	4 years 1 month 6 days
Warrants exercisable, exercisable number of warrants	2,513,686
Exercise Price Two [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Warrants outstanding, exercise price | $ / shares	$ 2.92
Warrants outstanding, number of warrants	51,370
Warrants exercisable, weighted average remaining life in years	2 years 10 months 24 days
Warrants exercisable, exercisable number of warrants	51,370
Exercise Price Three [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Warrants outstanding, exercise price | $ / shares	$ 10.00
Warrants outstanding, number of warrants	1,150,358
Warrants exercisable, weighted average remaining life in years	1 year 10 months 24 days
Warrants exercisable, exercisable number of warrants	1,150,358
Exercise Price Four [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Warrants outstanding, exercise price | $ / shares	$ 12.00
Warrants outstanding, number of warrants	235,970
Warrants exercisable, weighted average remaining life in years	1 year 10 months 24 days
Warrants exercisable, exercisable number of warrants	235,970
Exercise Price Five [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Warrants outstanding, exercise price | $ / shares	$ 60.00
Warrants outstanding, number of warrants	250
Warrants exercisable, weighted average remaining life in years	0 years
Warrants exercisable, exercisable number of warrants	250